Shareholders' Equity - Weibo RSUs (Details) - Service-based restricted share units - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares Granted
Outstanding at the beginning of the year (in shares)	1,700	2,405	1,967
Awarded (in shares)	1,383	365	1,384
Vested (in shares)	(874)	(905)	(754)
Cancelled/forfeited (in shares)	(64)	(165)	(192)
Outstanding at the end of the year (in shares)	2,145	1,700	2,405
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 51.92	$ 45.47	$ 40.85
Awarded (in dollars per share)	77.67	75.05	49.89
Vested (in dollars per share)	48.44	45.45	42.91
Cancelled/forfeited (in dollars per share)	57.78	44.57	40.10
Outstanding at the end of the year (in dollars per share)	$ 69.76	$ 51.92	$ 45.47
Unrecognized compensation cost	$ 118.2	$ 77.5
Expected weighted-average recognition period for unrecognized compensation cost	3 years	2 years 3 months 18 days
Total fair value vested	$ 69.7	$ 92.2	$ 43.6
Weibo
Shares Granted
Outstanding at the beginning of the year (in shares)	3,267	5,458	6,501
Awarded (in shares)	1,406	581	1,806
Vested (in shares)	(1,757)	(2,406)	(2,274)
Cancelled/forfeited (in shares)	(160)	(366)	(575)
Outstanding at the end of the year (in shares)	2,756	3,267	5,458
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 25.45	$ 17.23	$ 13.98
Awarded (in dollars per share)	68.18	62.87	24.94
Vested (in dollars per share)	21.59	17.01	14.73
Cancelled/forfeited (in dollars per share)	44.00	17.72	14.58
Outstanding at the end of the year (in dollars per share)	$ 48.62	$ 25.45	$ 17.23
Unrecognized compensation cost	$ 112.5
Expected weighted-average recognition period for unrecognized compensation cost	3 years 6 months
Total fair value vested	$ 37.9	$ 40.9	$ 33.5